SCB Classand Advisor Class [Member] Average Annual Total Returns - Institutional [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
SCB Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.36%	6.70%	7.92%
SCB Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.99%	4.51%	6.35%
SCB Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.15%	5.07%	6.13%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	6.96%	8.18%

[1]	After-tax returns: – Are shown for SCB Class shares only and will vary for Advisor Class shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.